BANK LOANS - Calculation of bank loan (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Bank Loans [Abstract]
Short-term bank loans			67,681
Long-term bank loans	26,238	160,553	195,087
Less: current portion			(67,681)
Long term loan, total	$ 26,238	160,553	195,087